FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of market risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Canadian Dollar [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 9,383	$ 923
Financial liabilities	(8,512)	(3,562)
Net financial assets (liabilities)	871	(2,639)
Mexican Peso [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	18,920	21,301
Financial liabilities	(14,036)	(12,098)
Net financial assets (liabilities)	$ 4,884	$ 9,203